PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)

Voya U.S. Stock Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 96.1%
Communication Services: 8.8%
450,082
Alphabet, Inc. - Class A
$ 69,600,680
1 .8
364,774  Alphabet, Inc. - Class
C
56,988,642
1 .5
553,791
AT&T, Inc.
15,661,210
0 .4
7,463
(1)
Charter
Communications, Inc.
- Class A
2,750,339
0 .1
291,020  Comcast Corp. - Class
A
10,738,638
0 .3
18,300
Electronic Arts, Inc.
2,644,716
0 .1
17,069
Fox Corp. - Class A
966,105
0.0
10,182
Fox Corp. - Class B
536,693
0.0
28,750  Interpublic Group of
Cos., Inc.
780,850
0.0
12,102
(1)
Live Nation
Entertainment, Inc.
1,580,279
0.0
19,379
Match Group, Inc.
604,625
0.0
168,975  Meta Platforms, Inc.
- Class A
97,390,431
2 .6
32,991
(1)
Netflix, Inc.
30,765,097
0 .8
29,244
News Corp. - Class A
796,022
0.0
8,755
News Corp. - Class B
265,889
0.0
15,057
Omnicom Group, Inc.
1,248,376
0.0
45,919
(2)
Paramount Global
- Class B
549,191
0.0
12,606
(1)
Take-Two Interactive
Software, Inc.
2,612,594
0 .1
5,138  TKO Group Holdings,
Inc.
785,138
0.0
37,001
T-Mobile US, Inc.
9,868,537
0 .3
324,900  Verizon
Communications, Inc.
14,737,464
0 .4
139,491
Walt Disney Co.
13,767,762
0 .4
172,296
(1)
Warner Bros
Discovery, Inc.
1,848,736
0.0
337,488,014
8 .8
Consumer Discretionary: 10.1%
33,410
(1)
Airbnb, Inc. - Class A
3,991,159
0 .1
727,783
(1)
Amazon.com, Inc.
138,467,994
3 .6
17,704
(1)
Aptiv PLC
1,053,388
0.0
1,295
(1)
AutoZone, Inc.
4,937,550
0 .1
15,081
Best Buy Co., Inc.
1,110,112
0.0
2,554
Booking Holdings, Inc.
11,766,048
0 .3
16,399
(1)
Caesars
Entertainment, Inc.
409,975
0.0
11,957
(1)
CarMax, Inc.
931,689
0.0
80,171
(1)
Carnival Corp.
1,565,740
0 .1
104,580
(1)
Chipotle Mexican Grill,
Inc.
5,250,962
0 .1
21,884
D.R. Horton, Inc.
2,782,113
0 .1
9,069  Darden Restaurants,
Inc.
1,884,175
0 .1
11,725
(1)
Deckers Outdoor Corp.
1,310,972
0.0
16,973
Dollar General Corp.
1,492,436
0.0
15,598
(1)
Dollar Tree, Inc.
1,170,942
0.0
2,665
Domino's Pizza, Inc.
1,224,434
0.0
26,178
(1)
DoorDash, Inc. - Class
A
4,784,553
0 .1
36,969
eBay, Inc.
2,503,910
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
9,480
Expedia Group, Inc.
$ 1,593,588
0 .1
301,269
Ford Motor Co.
3,021,728
0 .1
11,856
Garmin Ltd.
2,574,293
0 .1
76,776
General Motors Co.
3,610,775
0 .1
10,731
Genuine Parts Co.
1,278,491
0.0
10,121
Hasbro, Inc.
622,340
0.0
18,565  Hilton Worldwide
Holdings, Inc.
4,224,466
0 .1
76,663
Home Depot, Inc.
28,096,223
0 .7
26,860  Las Vegas Sands
Corp.
1,037,602
0.0
18,018
Lennar Corp. - Class A
2,068,106
0 .1
20,064
LKQ Corp.
853,523
0.0
43,569
Lowe's Cos., Inc.
10,161,598
0 .3
8,645
(1)
Lululemon Athletica,
Inc.
2,447,054
0 .1
17,657  Marriott International,
Inc. - Class A
4,205,897
0 .1
55,309
McDonald's Corp.
17,276,872
0 .5
17,465
(1)
MGM Resorts
International
517,663
0.0
4,044
(1)
Mohawk Industries,
Inc.
461,744
0.0
91,146
NIKE, Inc. - Class B
5,785,948
0 .2
33,937
(1)
Norwegian Cruise Line
Holdings Ltd.
643,446
0.0
231
(1)
NVR, Inc.
1,673,454
0 .1
4,435
(1)
O'Reilly Automotive,
Inc.
6,353,492
0 .2
2,937
Pool Corp.
934,994
0.0
15,622
PulteGroup, Inc.
1,605,942
0 .1
3,104
Ralph Lauren Corp.
685,177
0.0
25,458
Ross Stores, Inc.
3,253,278
0 .1
19,092  Royal Caribbean
Cruises Ltd.
3,922,261
0 .1
87,484
Starbucks Corp.
8,581,306
0 .2
15,974
Tapestry, Inc.
1,124,729
0.0
35,356
Target Corp.
3,689,752
0 .1
215,926
(1)
Tesla, Inc.
55,959,382
1 .5
86,741
TJX Cos., Inc.
10,565,054
0 .3
41,229
Tractor Supply Co.
2,271,718
0 .1
3,578
(1)
Ulta Beauty, Inc.
1,311,480
0.0
9,499
Williams-Sonoma, Inc.
1,501,792
0.0
6,912
Wynn Resorts Ltd.
577,152
0.0
21,539
Yum! Brands, Inc.
3,389,377
0 .1
384,519,849
10 .1
Consumer Staples: 5.7%
130,806
Altria Group, Inc.
7,850,976
0 .2
36,903  Archer-Daniels-
Midland Co.
1,771,713
0.0
14,056  Brown-Forman Corp.
- Class B
477,061
0.0
10,299
Bunge Global SA
787,050
0.0
15,160
Campbell Soup Co.
605,187
0.0
18,909  Church & Dwight Co.,
Inc.
2,081,692
0 .1
9,553
Clorox Co.
1,406,679
0.0
298,753
Coca-Cola Co.
21,396,690
0 .6
62,619
Colgate-Palmolive Co.
5,867,400
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
36,836
Conagra Brands, Inc.
$ 982,416
0.0
12,049  Constellation Brands,
Inc. - Class A
2,211,232
0 .1
34,252  Costco Wholesale
Corp.
32,394,857
0 .9
18,017  Estee Lauder Cos.,
Inc. - Class A
1,189,122
0.0
42,534
General Mills, Inc.
2,543,108
0 .1
11,403
Hershey Co.
1,950,255
0 .1
22,431
Hormel Foods Corp.
694,015
0.0
8,212
JM Smucker Co.
972,383
0.0
20,751
Kellogg Co.
1,711,750
0.0
147,975
Kenvue, Inc.
3,548,440
0 .1
92,149
Keurig Dr Pepper, Inc.
3,153,339
0 .1
25,593
Kimberly-Clark Corp.
3,639,836
0 .1
67,311
Kraft Heinz Co.
2,048,274
0 .1
51,372
Kroger Co.
3,477,371
0 .1
11,006  Lamb Weston
Holdings, Inc.
586,620
0.0
19,464
McCormick & Co., Inc.
1,602,082
0.0
13,481  Molson Coors
Beverage Co. - Class
B
820,588
0.0
99,810  Mondelez International,
Inc. - Class A
6,772,109
0 .2
54,043
(1)
Monster Beverage
Corp.
3,162,596
0 .1
105,891
PepsiCo, Inc.
15,877,297
0 .4
120,003  Philip Morris
International, Inc.
19,048,076
0 .5
180,932
Procter & Gamble Co.
30,834,431
0 .8
37,913
Sysco Corp.
2,844,992
0 .1
22,062  Tyson Foods, Inc.
- Class A
1,407,776
0.0
55,387  Walgreens Boots
Alliance, Inc.
618,673
0.0
334,728
Walmart, Inc.
29,385,771
0 .8
215,721,857
5 .7
Energy: 3.5%
28,553
APA Corp.
600,184
0.0
76,372
Baker Hughes Co.
3,356,550
0 .1
16,227  Chesapeake Energy
Corp.
1,806,390
0.0
128,991
Chevron Corp.
21,578,904
0 .6
98,448
ConocoPhillips
10,339,009
0 .3
56,852
Coterra Energy, Inc.
1,643,023
0.0
50,700
Devon Energy Corp.
1,896,180
0 .1
14,423  Diamondback Energy,
Inc.
2,305,949
0 .1
43,410
EOG Resources, Inc.
5,566,898
0 .1
46,052
EQT Corp.
2,460,558
0 .1
335,883
Exxon Mobil Corp.
39,946,565
1 .0
66,983
Halliburton Co.
1,699,359
0.0
21,332
Hess Corp.
3,407,360
0 .1
149,176
Kinder Morgan, Inc.
4,255,991
0 .1
24,383  Marathon Petroleum
Corp.
3,552,359
0 .1
52,144  Occidental Petroleum
Corp.
2,573,828
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
47,885
ONEOK, Inc.
$ 4,751,150
0 .1
31,875
Phillips 66
3,935,925
0 .1
108,091
Schlumberger NV
4,518,204
0 .1
16,830
Targa Resources Corp.
3,373,910
0 .1
1,454  Texas Pacific Land
Corp.
1,926,536
0 .1
24,434
Valero Energy Corp.
3,226,998
0 .1
94,084
Williams Cos., Inc.
5,622,460
0 .1
134,344,290
3 .5
Financials: 11.8%
38,192
Aflac, Inc.
4,246,568
0 .1
20,438
Allstate Corp.
4,232,097
0 .1
42,825
American Express Co.
11,522,066
0 .3
45,782  American International
Group, Inc.
3,980,287
0 .1
7,423  Ameriprise Financial,
Inc.
3,593,549
0 .1
16,691
Aon PLC - Class A
6,661,211
0 .2
34,499  Apollo Global
Management, Inc.
4,724,293
0 .1
28,921  Arch Capital Group
Ltd.
2,781,622
0 .1
19,626  Arthur J Gallagher &
Co.
6,775,680
0 .2
3,958
Assurant, Inc.
830,190
0.0
510,919
Bank of America Corp.
21,320,650
0 .6
55,377  Bank of New York
Mellon Corp.
4,644,469
0 .1
141,433
(1)
Berkshire Hathaway,
Inc. - Class B
75,324,387
2 .0
11,236
Blackrock, Inc.
10,634,649
0 .3
56,476
Blackstone, Inc.
7,894,215
0 .2
18,318
Brown & Brown, Inc.
2,278,759
0 .1
29,444  Capital One Financial
Corp.
5,279,309
0 .1
8,080  Cboe Global Markets,
Inc.
1,828,423
0 .1
131,546
Charles Schwab Corp.
10,297,421
0 .3
28,755
Chubb Ltd.
8,683,722
0 .2
12,064  Cincinnati Financial
Corp.
1,782,094
0 .1
144,839
Citigroup, Inc.
10,282,121
0 .3
34,013  Citizens Financial
Group, Inc.
1,393,513
0.0
27,813
CME Group, Inc.
7,378,511
0 .2
5,380
(1)
Corpay, Inc.
1,876,114
0 .1
19,378  Discover Financial
Services
3,307,825
0 .1
1,925  Erie Indemnity Co.
- Class A
806,671
0.0
3,317
Everest Re Group Ltd.
1,205,166
0.0
2,932  FactSet Research
Systems, Inc.
1,333,004
0.0
40,872  Fidelity National
Information Services,
Inc.
3,052,321
0 .1
51,753
Fifth Third Bancorp
2,028,718
0 .1
43,909
(1)
Fiserv, Inc.
9,696,424
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
23,846  Franklin Resources,
Inc.
$ 459,035
0.0
19,106
Global Payments, Inc.
1,870,860
0 .1
6,479
Globe Life, Inc.
853,414
0.0
24,077  Goldman Sachs
Group, Inc.
13,153,024
0 .3
22,192  Hartford Financial
Services Group, Inc.
2,745,816
0 .1
112,128  Huntington
Bancshares, Inc.
1,683,041
0.0
44,315  Intercontinental
Exchange, Inc.
7,644,337
0 .2
34,688
Invesco Ltd.
526,217
0.0
215,751  JPMorgan Chase &
Co.
52,923,720
1 .4
76,505
KeyCorp
1,223,315
0.0
52,101
KKR & Co., Inc.
6,023,397
0 .2
13,632
Loews Corp.
1,252,917
0.0
12,806
M&T Bank Corp.
2,289,073
0 .1
2,910  MarketAxess Holdings,
Inc.
629,578
0.0
37,905  Marsh & McLennan
Cos., Inc.
9,249,957
0 .2
44,671
MetLife, Inc.
3,586,635
0 .1
11,945
Moody's Corp.
5,562,667
0 .1
95,479
Morgan Stanley
11,139,535
0 .3
5,992
MSCI, Inc.
3,388,476
0 .1
31,939
Nasdaq, Inc.
2,422,893
0 .1
15,121
Northern Trust Corp.
1,491,687
0.0
30,624  PNC Financial
Services Group, Inc.
5,382,780
0 .1
16,241  Principal Financial
Group, Inc.
1,370,253
0.0
45,213
Progressive Corp.
12,795,731
0 .3
27,315  Prudential Financial,
Inc.
3,050,539
0 .1
14,122  Raymond James
Financial, Inc.
1,961,687
0 .1
70,146  Regions Financial
Corp.
1,524,273
0.0
24,306
S&P Global, Inc.
12,349,879
0 .3
22,259
State Street Corp.
1,992,848
0 .1
30,050
Synchrony Financial
1,590,847
0.0
17,146  T. Rowe Price Group,
Inc.
1,575,203
0.0
17,521
Travelers Cos., Inc.
4,633,604
0 .1
101,539
Truist Financial Corp.
4,178,330
0 .1
120,404
US Bancorp
5,083,457
0 .1
23,235
W.R. Berkley Corp.
1,653,403
0.0
253,776
Wells Fargo & Co.
18,218,579
0 .5
7,701  Willis Towers Watson
PLC
2,602,553
0 .1
451,759,609
11 .8
Health Care: 10.8%
133,866
Abbott Laboratories
17,757,325
0 .5
136,217
AbbVie, Inc.
28,540,186
0 .8
22,013  Agilent Technologies,
Inc.
2,575,081
0 .1
5,416
(1)
Align Technology, Inc.
860,386
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
13,317  AmerisourceBergen
Corp.
$ 3,703,324
0 .1
41,487
Amgen, Inc.
12,925,275
0 .3
39,407  Baxter International,
Inc.
1,348,902
0.0
22,156  Becton Dickinson and
Co.
5,075,053
0 .1
11,247
(1)
Biogen, Inc.
1,539,039
0.0
12,263
Bio-Techne Corp.
718,980
0.0
113,750
(1)
Boston Scientific Corp.
11,475,100
0 .3
156,535  Bristol-Myers Squibb
Co.
9,547,070
0 .3
18,678
Cardinal Health, Inc.
2,573,268
0 .1
38,265
(1)
Centene Corp.
2,323,068
0 .1
3,947
(1)
Charles River
Laboratories
International, Inc.
594,102
0.0
21,126
Cigna Group
6,950,454
0 .2
15,371
(1)
Cooper Cos., Inc.
1,296,544
0.0
97,124
CVS Health Corp.
6,580,151
0 .2
49,383
Danaher Corp.
10,123,515
0 .3
3,481
(1)
DaVita, Inc.
532,488
0.0
30,146
(1)
Dexcom, Inc.
2,058,670
0 .1
45,521
(1)
Edwards Lifesciences
Corp.
3,299,362
0 .1
17,900
Elevance Health, Inc.
7,785,784
0 .2
60,813
Eli Lilly & Co.
50,226,065
1 .3
35,262  GE HealthCare
Technologies, Inc.
2,845,996
0 .1
96,187
Gilead Sciences, Inc.
10,777,753
0 .3
13,797
HCA Healthcare, Inc.
4,767,553
0 .1
9,623
(1)
Henry Schein, Inc.
659,079
0.0
17,314
(1)
Hologic, Inc.
1,069,486
0.0
9,293
Humana, Inc.
2,458,928
0 .1
6,320
(1)
IDEXX Laboratories,
Inc.
2,654,084
0 .1
12,341
(1)
Incyte Corp.
747,247
0.0
5,414
(1)
Insulet Corp.
1,421,770
0.0
27,490
(1)
Intuitive Surgical, Inc.
13,614,972
0 .4
12,909
(1)
IQVIA Holdings, Inc.
2,275,857
0 .1
185,821
Johnson & Johnson
30,816,555
0 .8
6,455
Labcorp Holdings, Inc.
1,502,337
0.0
9,670
McKesson Corp.
6,507,813
0 .2
98,981
Medtronic PLC
8,894,433
0 .2
195,238
Merck & Co., Inc.
17,524,563
0 .5
1,614
(1)
Mettler-Toledo
International, Inc.
1,905,989
0 .1
26,136
(1)
Moderna, Inc.
740,956
0.0
4,282
(1)
Molina Healthcare, Inc.
1,410,448
0.0
437,380
Pfizer, Inc.
11,083,209
0 .3
8,614
Quest Diagnostics, Inc.
1,457,489
0.0
8,125  Regeneron
Pharmaceuticals, Inc.
5,153,119
0 .1
11,330
ResMed, Inc.
2,536,220
0 .1
9,393
Revvity, Inc.
993,779
0.0
10,667
(1)
Solventum Corp.
811,119
0.0
7,618
STERIS PLC
1,726,620
0.0
26,480
Stryker Corp.
9,857,180
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
29,521  Thermo Fisher
Scientific, Inc.
$ 14,689,650
0 .4
71,028  UnitedHealth Group,
Inc.
37,200,915
1 .0
4,532  Universal Health
Services, Inc. - Class B
851,563
0.0
19,814
(1)
Vertex
Pharmaceuticals, Inc.
9,606,223
0 .3
92,122
Viatris, Inc.
802,383
0.0
4,583
(1)
Waters Corp.
1,689,156
0.0
5,590  West Pharmaceutical
Services, Inc.
1,251,489
0.0
15,365  Zimmer Biomet
Holdings, Inc.
1,739,011
0.0
34,552
Zoetis, Inc.
5,688,987
0 .2
410,143,123
10 .8
Industrials: 8.0%
41,891
3M Co.
6,152,112
0 .2
9,193
A.O. Smith Corp.
600,855
0.0
6,709
Allegion PLC
875,256
0.0
17,852
AMETEK, Inc.
3,073,043
0 .1
31,395  Automatic Data
Processing, Inc.
9,592,114
0 .3
5,591
(1)
Axon Enterprise, Inc.
2,940,586
0 .1
57,698
(1)
Boeing Co.
9,840,394
0 .3
8,882
(1)
Builders FirstSource,
Inc.
1,109,717
0.0
62,312
Carrier Global Corp.
3,950,581
0 .1
36,878
Caterpillar, Inc.
12,162,364
0 .3
12,171
(1)
Ceridian HCM Holding,
Inc.
709,934
0.0
9,123  CH Robinson
Worldwide, Inc.
934,195
0.0
26,458
Cintas Corp.
5,437,913
0 .1
67,662
(1)
Copart, Inc.
3,828,993
0 .1
32,526
(1)
CoStar Group, Inc.
2,577,035
0 .1
148,836
CSX Corp.
4,380,244
0 .1
10,588
Cummins, Inc.
3,318,703
0 .1
19,544
Deere & Co.
9,172,976
0 .2
49,481
Delta Air Lines, Inc.
2,157,372
0 .1
10,589
Dover Corp.
1,860,276
0 .1
30,502
Eaton Corp. PLC
8,291,359
0 .2
43,511
Emerson Electric Co.
4,770,546
0 .1
9,567
Equifax, Inc.
2,330,139
0 .1
10,803  Expeditors
International of
Washington, Inc.
1,299,061
0.0
44,216
Fastenal Co.
3,428,951
0 .1
17,098
FedEx Corp.
4,168,150
0 .1
26,327
Fortive Corp.
1,926,610
0 .1
21,275
GE Vernova, Inc.
6,494,832
0 .2
4,592
(1)
Generac Holdings, Inc.
581,577
0.0
19,580  General Dynamics
Corp.
5,337,116
0 .1
82,816
General Electric Co.
16,575,622
0 .4
50,186  Honeywell
International, Inc.
10,626,886
0 .3
31,355  Howmet Aerospace,
Inc.
4,067,684
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,142
Hubbell, Inc.
$ 1,370,629
0.0
3,020  Huntington Ingalls
Industries, Inc.
616,201
0.0
5,844
IDEX Corp.
1,057,589
0.0
20,609
Illinois Tool Works, Inc.
5,111,238
0 .1
31,105
Ingersoll Rand, Inc.
2,489,333
0 .1
9,456
Jacobs Solutions, Inc.
1,143,136
0.0
6,148  JB Hunt Transport
Services, Inc.
909,597
0.0
50,937  Johnson Controls
International PLC
4,080,563
0 .1
14,531  L3Harris Technologies,
Inc.
3,041,484
0 .1
10,121
Leidos Holdings, Inc.
1,365,728
0.0
2,474  Lennox International,
Inc.
1,387,493
0.0
16,165
Lockheed Martin Corp.
7,221,067
0 .2
16,357
Masco Corp.
1,137,466
0.0
4,193
Nordson Corp.
845,812
0.0
17,461
Norfolk Southern Corp.
4,135,638
0 .1
10,499  Northrop Grumman
Corp.
5,375,593
0 .1
14,501  Old Dominion Freight
Line, Inc.
2,399,190
0 .1
30,596
Otis Worldwide Corp.
3,157,507
0 .1
40,466
PACCAR, Inc.
3,940,174
0 .1
9,935
Parker-Hannifin Corp.
6,038,990
0 .2
12,753
Pentair PLC
1,115,632
0.0
11,393
Quanta Services, Inc.
2,895,873
0 .1
102,728  Raytheon Technologies
Corp.
13,607,351
0 .4
15,710
Republic Services, Inc.
3,804,334
0 .1
8,713  Rockwell Automation,
Inc.
2,251,265
0 .1
21,680
Rollins, Inc.
1,171,370
0.0
4,053
Snap-on, Inc.
1,365,902
0.0
45,730
Southwest Airlines Co.
1,535,613
0.0
11,898  Stanley Black &
Decker, Inc.
914,718
0.0
14,088
Textron, Inc.
1,017,858
0.0
17,307  Trane Technologies
PLC
5,831,074
0 .2
4,328
TransDigm Group, Inc.
5,986,879
0 .2
161,191
(1)
Uber Technologies,
Inc.
11,744,376
0 .3
46,627
Union Pacific Corp.
11,015,163
0 .3
25,383
(1)
United Airlines
Holdings, Inc.
1,752,696
0.0
56,447  United Parcel Service,
Inc. - Class B
6,208,606
0 .2
5,039
United Rentals, Inc.
3,157,941
0 .1
19,087
Veralto Corp.
1,860,028
0.0
10,899
Verisk Analytics, Inc.
3,243,760
0 .1
28,190  Waste Management,
Inc.
6,526,267
0 .2
13,191  Westinghouse Air
Brake Technologies
Corp.
2,392,188
0 .1
3,420
WW Grainger, Inc.
3,378,379
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
18,751
Xylem, Inc.
$ 2,239,994
0 .1
306,414,891
8 .0
Information Technology: 30.9%
48,227  Accenture PLC - Class
A
15,048,753
0 .4
33,589
(1)
Adobe, Inc.
12,882,389
0 .3
125,038
(1)
Advanced Micro
Devices, Inc.
12,846,404
0 .3
11,595
(1)
Akamai Technologies,
Inc.
933,398
0.0
93,050  Amphenol Corp.
- Class A
6,103,150
0 .2
38,319
Analog Devices, Inc.
7,727,793
0 .2
6,749
(1)
ANSYS, Inc.
2,136,464
0 .1
1,159,122
Apple, Inc.
257,475,770
6 .8
62,709
Applied Materials, Inc.
9,100,330
0 .2
79,728
(1)
Arista Networks, Inc.
6,177,325
0 .2
16,594
(1)
Autodesk, Inc.
4,344,309
0 .1
361,682
Broadcom, Inc.
60,556,417
1 .6
9,022  Broadridge Financial
Solutions, Inc.
2,187,474
0 .1
21,168
(1)
Cadence Design
Systems, Inc.
5,383,657
0 .1
10,285
CDW Corp.
1,648,274
0.0
307,315
Cisco Systems, Inc.
18,964,409
0 .5
38,268  Cognizant Technology
Solutions Corp. - Class
A
2,927,502
0 .1
59,474
Corning, Inc.
2,722,720
0 .1
19,006
(1)
Crowdstrike Holdings,
Inc. - Class A
6,701,136
0 .2
23,707  Dell Technologies, Inc.
- Class C
2,160,893
0 .1
10,428
(1)
Enphase Energy, Inc.
647,057
0.0
4,378
(1)
EPAM Systems, Inc.
739,182
0.0
4,484
(1)
F5, Inc.
1,193,955
0.0
1,879
(1)
Fair Isaac Corp.
3,465,177
0 .1
8,263
(1)
First Solar, Inc.
1,044,691
0.0
49,099
(1)
Fortinet, Inc.
4,726,270
0 .1
5,953
(1)
Gartner, Inc.
2,498,712
0 .1
41,852
Gen Digital, Inc.
1,110,752
0.0
10,835
(1)
GoDaddy, Inc. - Class
A
1,951,817
0 .1
100,232  Hewlett Packard
Enterprise Co.
1,546,580
0.0
72,362
HP, Inc.
2,003,704
0 .1
332,879
Intel Corp.
7,559,682
0 .2
71,364  International Business
Machines Corp.
17,745,372
0 .5
21,599
Intuit, Inc.
13,261,570
0 .4
8,452
Jabil, Inc.
1,150,064
0.0
5,631  Jack Henry &
Associates, Inc.
1,028,221
0.0
25,554
Juniper Networks, Inc.
924,799
0.0
13,394
(1)
Keysight Technologies,
Inc.
2,006,019
0 .1
10,254
KLA Corp.
6,970,669
0 .2
99,049
Lam Research Corp.
7,200,862
0 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
62,840  Mastercard, Inc.
- Class A
$ 34,443,861
0 .9
41,447  Microchip Technology,
Inc.
2,006,449
0 .1
85,971  Micron Technology,
Inc.
7,470,020
0 .2
573,615
Microsoft Corp.
215,329,335
5 .6
3,690  Monolithic Power
Systems, Inc.
2,140,126
0 .1
12,898  Motorola Solutions,
Inc.
5,646,873
0 .2
15,805
NetApp, Inc.
1,388,311
0.0
1,889,679
NVIDIA Corp.
204,803,410
5 .4
19,616  NXP Semiconductors
NV
3,728,217
0 .1
32,863
(1)
ON Semiconductor
Corp.
1,337,196
0.0
125,174
Oracle Corp.
17,500,577
0 .5
158,205
(1)
Palantir Technologies,
Inc. - Class A
13,352,502
0 .4
51,088
(1)
Palo Alto Networks,
Inc.
8,717,656
0 .2
24,722
Paychex, Inc.
3,814,110
0 .1
3,633
Paycom Software, Inc.
793,738
0.0
76,331
(1)
PayPal Holdings, Inc.
4,980,598
0 .1
9,272
(1)
PTC, Inc.
1,436,696
0.0
85,340
Qualcomm, Inc.
13,109,077
0 .4
8,276  Roper Technologies,
Inc.
4,879,364
0 .1
73,784
Salesforce, Inc.
19,800,674
0 .5
16,326  Seagate Technology
Holdings PLC
1,386,894
0.0
15,899
(1)
ServiceNow, Inc.
12,657,830
0 .3
12,327  Skyworks Solutions,
Inc.
796,694
0.0
38,867
(1)
Super Micro Computer,
Inc.
1,330,806
0.0
11,856
(1)
Synopsys, Inc.
5,084,446
0 .1
23,089
TE Connectivity PLC
3,262,938
0 .1
3,597
(1)
Teledyne Technologies,
Inc.
1,790,263
0 .1
12,570
Teradyne, Inc.
1,038,282
0.0
70,242
Texas Instruments, Inc.
12,622,487
0 .3
18,848
(1)
Trimble, Inc.
1,237,371
0.0
3,303
(1)
Tyler Technologies,
Inc.
1,920,331
0 .1
6,278
(1)
VeriSign, Inc.
1,593,796
0.0
132,977
Visa, Inc. - Class A
46,603,119
1 .2
26,682
(1)
Western Digital Corp.
1,078,753
0.0
16,439
(1)
Workday, Inc. - Class A
3,839,000
0 .1
3,981
(1)
Zebra Technologies
Corp. - Class A
1,124,871
0.0
1,180,850,393
30 .9
Materials: 2.0%
17,158  Air Products and
Chemicals, Inc.
5,060,237
0 .1
9,072
Albemarle Corp.
653,366
0.0
111,552
(2)
Amcor PLC
1,082,054
0.0
6,201
Avery Dennison Corp.
1,103,592
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
23,033
Ball Corp.
$ 1,199,328
0.0
13,431  CF Industries
Holdings, Inc.
1,049,633
0.0
53,045
Corteva, Inc.
3,338,122
0 .1
54,033
Dow, Inc.
1,886,832
0 .1
32,258  DuPont de Nemours,
Inc.
2,409,027
0 .1
8,946
Eastman Chemical Co.
788,232
0.0
19,451
Ecolab, Inc.
4,931,218
0 .1
110,903  Freeport-McMoRan,
Inc.
4,198,788
0 .1
19,734  International Flavors &
Fragrances, Inc.
1,531,556
0.0
40,501
International Paper Co.
2,160,728
0 .1
36,750
Linde PLC US
17,112,270
0 .5
20,052  LyondellBasell
Industries NV - Class A
1,411,661
0.0
4,717  Martin Marietta
Materials, Inc.
2,255,339
0 .1
24,516
Mosaic Co.
662,177
0.0
87,866
Newmont Corp.
4,242,171
0 .1
18,123
Nucor Corp.
2,180,922
0 .1
6,882  Packaging Corp. of
America
1,362,774
0.0
17,906
PPG Industries, Inc.
1,958,021
0 .1
17,883
Sherwin-Williams Co.
6,244,565
0 .2
38,139
Smurfit WestRock PLC
1,718,543
0 .1
10,928
Steel Dynamics, Inc.
1,366,874
0.0
10,193
Vulcan Materials Co.
2,378,027
0 .1
74,286,057
2 .0
Real Estate: 2.1%
12,004  Alexandria Real Estate
Equities, Inc.
1,110,490
0.0
36,066
American Tower Corp.
7,847,962
0 .2
10,963  AvalonBay
Communities, Inc.
2,352,879
0 .1
11,227
Boston Properties, Inc.
754,342
0.0
8,234
Camden Property Trust
1,007,018
0.0
22,807
(1)
CBRE Group, Inc.
- Class A
2,982,699
0 .1
33,542
Crown Castle, Inc.
3,496,083
0 .1
24,417  Digital Realty Trust,
Inc.
3,498,712
0 .1
7,510
Equinix, Inc.
6,123,278
0 .2
26,351
Equity Residential
1,886,205
0 .1
4,960  Essex Property Trust,
Inc.
1,520,587
0.0
16,361  Extra Space Storage,
Inc.
2,429,445
0 .1
5,902  Federal Realty
Investment Trust
577,334
0.0
53,983  Healthpeak Properties,
Inc.
1,091,536
0.0
53,951  Host Hotels & Resorts,
Inc.
766,644
0.0
43,971
Invitation Homes, Inc.
1,532,389
0.0
22,649
Iron Mountain, Inc.
1,948,720
0 .1
52,026
Kimco Realty Corp.
1,105,032
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
9,021  Mid-America
Apartment
Communities, Inc.
$ 1,511,739
0.0
71,482
Prologis, Inc.
7,990,973
0 .2
12,163
Public Storage
3,640,264
0 .1
67,549
Realty Income Corp.
3,918,517
0 .1
12,608  Regency Centers
Corp.
929,966
0.0
8,299  SBA Communications
Corp.
1,825,863
0 .1
23,671  Simon Property Group,
Inc.
3,931,280
0 .1
23,174
UDR, Inc.
1,046,770
0.0
33,730
Ventas, Inc.
2,319,275
0 .1
81,361
VICI Properties, Inc.
2,653,996
0 .1
47,010
Welltower, Inc.
7,202,402
0 .2
56,078
Weyerhaeuser Co.
1,641,964
0.0
80,644,364
2 .1
Utilities: 2.4%
54,877
AES Corp.
681,572
0.0
19,804
Alliant Energy Corp.
1,274,387
0.0
20,602
Ameren Corp.
2,068,441
0 .1
41,104  American Electric
Power Co., Inc.
4,491,434
0 .1
15,042  American Water Works
Co., Inc.
2,218,996
0 .1
12,248
Atmos Energy Corp.
1,893,296
0 .1
50,300  CenterPoint Energy,
Inc.
1,822,369
0.0
23,060
CMS Energy Corp.
1,732,037
0.0
26,736  Consolidated Edison,
Inc.
2,956,734
0 .1
24,139  Constellation Energy
Corp.
4,867,147
0 .1
64,832
Dominion Energy, Inc.
3,635,130
0 .1
15,984
DTE Energy Co.
2,210,108
0 .1
59,620
Duke Energy Corp.
7,271,851
0 .2
29,880
Edison International
1,760,530
0.0
33,096
Entergy Corp.
2,829,377
0 .1
17,750
Evergy, Inc.
1,223,862
0.0
28,279
Eversource Energy
1,756,409
0.0
77,553
Exelon Corp.
3,573,642
0 .1
39,587
FirstEnergy Corp.
1,600,106
0.0
158,714
NextEra Energy, Inc.
11,251,235
0 .3
36,026
NiSource, Inc.
1,444,282
0.0
15,634
NRG Energy, Inc.
1,492,422
0.0
168,732
PG&E Corp.
2,898,816
0 .1
8,775  Pinnacle West Capital
Corp.
835,819
0.0
56,957
PPL Corp.
2,056,717
0 .1
38,453  Public Service
Enterprise Group, Inc.
3,164,682
0 .1
48,886
Sempra Energy
3,488,505
0 .1
84,565
Southern Co.
7,775,752
0 .2
26,259
Vistra Corp.
3,083,857
0 .1
24,416  WEC Energy Group,
Inc.
2,660,856
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
44,320
Xcel Energy, Inc.
$ 3,137,413
0 .1
93,157,784
2 .4
Total Common Stock
(Cost $2,194,468,384)
3,669,330,231
96 .1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 3.6%
Repurchase Agreements: 0.1%
1,000,000
(3)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2025, 4.440%,
due 04/01/2025
(Repurchase
Amount $1,000,122,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$1,020,126, due
04/15/25-02/15/55)
1,000,000
0 .1
664,584
(3)
TD Securities (USA)
LLC, Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $664,664,
collateralized
by various U.S.
Government
Securities, 4.875%,
Market Value plus
accrued interest
$677,876, due
10/31/28)
664,584
0.0
Total Repurchase
Agreements
(Cost $1,664,584)
1,664,584
0 .1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 3.5%
134,735,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $134,735,000) $ 134,735,000 3 .5
Total Short-Term
Investments
(Cost $136,399,584)
$ 136,399,584
3 .6
Total Investments in
Securities
(Cost $2,330,867,968) $ 3,805,729,815 99 .7
Assets in Excess of
Other Liabilities 11,892,762 0.3
Net Assets $ 3,817,622,577 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 3,669,330,231 $ — $ — $ 3,669,330,231
Short-Term Investments 134,735,000 1,664,584 — 136,399,584
Total Investments, at fair value $ 3,804,065,231 $ 1,664,584 $ — $ 3,805,729,815
Liabilities Table
Other Financial Instruments+
Futures $ (1,586,491) $ — $ — $ (1,586,491)
Total Liabilities $ (1,586,491) $ — $ — $ (1,586,491)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2025, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P 500 E-Mini 516 06/20/25 $ 145,853,850 $ (1,586,491)
$ 145,853,850 $ (1,586,491)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,571,807,078
Gross Unrealized Depreciation (96,945,231)
Net Unrealized Appreciation $ 1,474,861,847